Leases - Schedule of Movements in Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Balance at beginning of period	$ 11,292	$ 3,767
Additions	5,388	9,205
Depreciation charge	(2,500)	(1,575)
Currency translation effects	88	(105)
Balance at end of period	$ 14,268	$ 11,292